Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	$ 2,394.5	$ 9,067.8
Less Than 12 Months Unrealized Losses	6.2	33.4
12 Months or Longer Fair Value	1,431.3	1,155.7
12 Months or Longer Unrealized Losses	24.0	51.6
Total Fair Value	3,825.8	10,223.5
Total Unrealized Losses	30.2	85.0
Obligations of States and Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value		2.7
Less Than 12 Months Unrealized Losses		0.1
Total Fair Value		2.7
Total Unrealized Losses		0.1
U.S. Government Sponsored Agency
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	482.2	5,492.5
Less Than 12 Months Unrealized Losses	1.0	14.1
12 Months or Longer Fair Value	1,171.8	470.1
12 Months or Longer Unrealized Losses	3.0	3.3
Total Fair Value	1,654.0	5,962.6
Total Unrealized Losses	4.0	17.4
Corporate Debt
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	441.5	1,027.5
Less Than 12 Months Unrealized Losses	2.0	4.1
12 Months or Longer Fair Value	50.0	123.6
12 Months or Longer Unrealized Losses	0.1	1.6
Total Fair Value	491.5	1,151.1
Total Unrealized Losses	2.1	5.7
Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	20.1	50.4
Less Than 12 Months Unrealized Losses	0.1	0.4
Total Fair Value	20.1	50.4
Total Unrealized Losses	0.1	0.4
Supranational Bonds
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	113.8	438.2
Less Than 12 Months Unrealized Losses	0.2	1.8
12 Months or Longer Fair Value		99.9
12 Months or Longer Unrealized Losses		0.1
Total Fair Value	113.8	538.1
Total Unrealized Losses	0.2	1.9
Residential Mortgage-Backed
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value		4.7
Less Than 12 Months Unrealized Losses		0.9
12 Months or Longer Fair Value	84.7	158.8
12 Months or Longer Unrealized Losses	10.8	31.4
Total Fair Value	84.7	163.5
Total Unrealized Losses	10.8	32.3
Other Asset-Backed
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	146.1	824.6
Less Than 12 Months Unrealized Losses	0.1	2.3
12 Months or Longer Fair Value	40.0	205.7
12 Months or Longer Unrealized Losses	0.3	1.0
Total Fair Value	186.1	1,030.3
Total Unrealized Losses	0.4	3.3
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	1,178.8	1,019.9
Less Than 12 Months Unrealized Losses	0.6	0.3
Total Fair Value	1,178.8	1,019.9
Total Unrealized Losses	0.6	0.3
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	2.7	61.0
Less Than 12 Months Unrealized Losses	0.3	7.3
12 Months or Longer Fair Value	41.0	52.6
12 Months or Longer Unrealized Losses	3.6	5.2
Total Fair Value	43.7	113.6
Total Unrealized Losses	3.9	12.5
Others
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	9.3	146.3
Less Than 12 Months Unrealized Losses	1.9	2.1
12 Months or Longer Fair Value	43.8	45.0
12 Months or Longer Unrealized Losses	6.2	9.0
Total Fair Value	53.1	191.3
Total Unrealized Losses	$ 8.1	$ 11.1